Commitments, Contingencies and Guarantees (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Loss Contingencies [Line Items]
Deferred Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 900
Cash Settled Restricted Share Units Nonvested Total Compensation Cost Not Yet Recognized	$ 1,100
Derivative Instrument, Shares of Common Stock Held (in shares)	281,768
Deferred Share Unit Liability, Number of Common Shares (in shares)	281,768
Fair value of the contingent considerations	$ 27,579	$ 12,990
CORE, Kontainers, ShipTrack, GreenMile, NetCHB And XPS [Member]
Loss Contingencies [Line Items]
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 157,800
Business Combination, Contingent Consideration Arrangements, Period for Revenue Performance Targets (Year)	2 years
Fair value of the contingent considerations	$ 27,600